Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Segment Results
The following table presents Aegon’s segment results.

Income statement - Operating result	Americas	The Nether- lands	1)	United Kingdom	International	Asset Manage- ment	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consoli- dated

Year ended December 31, 2023

Operating result	1,107	-		214	196	145	(173)	10	1,498	19	1,517

Fair value items	138	-		(76)	(1)	(8)	24	(1)	76	9	85

Realized gains / (losses) on investments	(683)	-		-	24	-	-	-	(659)	(30)	(689)

Impairment losses / (reversals)	(62)	-		-	(23)	-	(7)	-	(92)	2	(90)
Non-operating items	(607)	-		(76)	(1)	(8)	17	(1)	(675)	(19)	(695)

Other income / (charges)	(961)	(65)		(85)	(110)	(31)	110	2	(1,140)	(90)	(1,230)
Result before tax	(460)	(65)		52	85	106	(46)	11	(317)	(91)	(408)

Income tax (expense) / benefit	214	-		(23)	(69)	(36)	31	-	118	91	209

Net result	(246)	(65)		29	16	70	(14)	11	(199)	-	(199)

Inter-segment operating result	(569)	(48)		(75)	256	150	286

Revenues

Insurance contracts revenue

- Insurance contracts: direct part.	9,468	-		600	1,095	-	-	(51)	11,112	(1,490)	9,622

- Insurance contracts: without direct part.	-	-		-	700	-	-	-	700	-	700

Investment contracts with discretionary participation features revenue

- Insurance contracts: direct part.	-	-		64	-	-	-	-	64	-	64

- Insurance contracts: without direct part.	-	-		-	-	-	-	-	-	-	-
Insurance revenue	9,468	-		663	1,795	-	-	(51)	11,876	(1,490)	10,386

Interest revenue on financial instruments calculated using the effective interest method	3,108	-		58	87	2	90	(6)	3,339	(3)	3,336

Interest revenue on financial instruments measured at FVPL	339	-		486	1	-	-	-	826	-	826

Other investment income	14	-		1,818	104	14	498	(498)	1,950	(116)	1,833

Fee and commission income	1,653	-		214	34	632	-	(158)	2,376	(215)	2,160

Other revenues	-	-		-	37	1	-	-	38	(38)	-

Total revenues	14,582	-		3,239	2,058	649	589	(713)	20,404	(1,862)	18,541

Inter-segment revenues	49	-		-	1	172	500

1	The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17). See note 45 Held for sale and discontinued operations for more details.

Income statement - Operating result	Americas	The Nether- lands	1)	United Kingdom	International	Asset Manage- ment	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consoli- dated

Year ended December 31, 2022

Operating result	1,433	-		211	202	193	(220)	(17)	1,802	(59)	1,743

Fair value items	(85)	-		(71)	38	(3)	(21)	(76)	(218)	8	(209)

Realized gains / (losses) on investments	(518)	-		-	30	-	7	-	(481)	(16)	(497)

Impairment losses / (reversals)	(78)	-		(11)	(14)	-	(18)	-	(122)	1	(121)

Non-operating items	(681)	-		(83)	54	(3)	(32)	(76)	(820)	(7)	(827)

Other income / (charges)	(117)	(1,373)		(64)	326	(19)	(118)	-	(1,365)	(19)	(1,384)

Result before tax	636	(1,373)		64	582	171	(371)	(93)	(384)	(85)	(469)

Income tax (expense) / benefit	(102)	-		2	(57)	(67)	68	-	(156)	85	(71)

Net result	533	(1,373)		67	526	104	(303)	(93)	(540)	-	(540)

Inter-segment operating result	(458)	(94)		(75)	236	188	203

Revenues

Insurance contracts revenue

- Insurance contracts: direct part.	10,174	-		628	967	-	-	(32)	11,736	(1,210)	10,526

- Insurance contracts: without direct part.	-	-		-	651	-	-	-	651	-	651

Investment contracts with discretionary participation features revenue

- Insurance contracts: direct part.	-	-		74	-	-	-	-	74	-	74

- Insurance contracts: without direct part.	-	-		-	-	-	-	-	-	-	-

Insurance revenue	10,174	-		701	1,618	-	-	(32)	12,461	(1,210)	11,251

Interest revenue on financial instruments calculated using the effective interest method	3,105	-		12	191	-	2	(5)	3,306	(3)	3,303

Interest revenue on financial instruments measured at FVPL	228	-		399	(3)	-	-	-	624	-	624

Other investment income	32	-		1,530	100	12	425	(425)	1,673	(110)	1,564

Fee and commission income	1,756	-		223	62	693	-	(187)	2,548	(254)	2,294

Other revenues	-	-		-	25	5	-	-	30	(30)	-
Total revenues	15,295	-		2,865	1,993	710	427	(648)	20,642	(1,607)	19,035

Inter-segment revenues	33	-		-	-	208	426

1
The net result represents the standalone result of ‘The Netherlands’. After elimination and considering the result included in the Holdings and other activities, the remaining result is EUR (1,746). See note 45 Held for sale and discontinued operations for more details

Summary of Reconciliation from Operating Result Before Tax to Income Before Tax

Presentation Non-operating items and other income/ (charges)	Note	2023	2022

Result before tax from continuing operations		(391)	827

Elimination of share in earnings of joint ventures and associates		(19)	59

Insurance revenue	6	(15)	1

Insurance service expenses	7	427	442

Net income / (expenses) on reinsurance held	8	(23)	(40)

Net fair value change of financial investments at fair value through profit or loss, other than derivatives	9.4 / 10.4	(224)	183

Net fair value change of derivatives		(7)	-

Realized gains and losses on financial investments	9.4 / 10.4	683	670

Net fair value change on investments in real estate	9.4 / 10.4	(2)	(1)

Impairment (losses) reversals	9.5 / 10.5	90	121

Insurance finance income / (expenses)	9	375	(614)

Net reinsurance finance income / (expenses) on reinsurance held	9	(85)	68

Investment contract income / (expenses)	10	(5)	(2)

Net fair value change on borrowings and other financial liabilities		-	(5)

Fee and commission income	12	(11)	(14)

Commissions and expenses	13	596	378

Other income	14	(18)	(341)

Other charges	14	79	-

Results of businesses disposed during reporting periods		48	70

Operating result		1,498	1,802

∎	Insurance service expenses are mainly driven by two items:

∎	Assumption changes on onerous contracts amounting to a loss of EUR 497 million (2022: loss of EUR 93 million), which is included in Other income / (charges).

∎	Change in value of VFA products that result in (a reversal of) onerous contracts, amounting to a gain of EUR 129 million (2022: loss of 273 million), which is included in Fair value items.

∎	Net income / (expenses) on reinsurance held mainly consist of assumption changes that relate to (a reversal of) underlying onerous contracts, amounting to a gain of EUR 31 million (2022: gain of EUR 38 million), which is included in Other income / (charges).

∎	Net fair value change of financial investments at fair value through profit or loss, other than derivatives reflects the over- or underperformance of investments and guarantees held at fair value for which the expecting long-term return is included in operating result.

∎	Insurance finance income / (expenses) mainly relate to changes in discount rates, amounting to a loss of EUR 354 million (2022: a gain of EUR 614 million), which is included in Fair value items.

∎	Net reinsurance finance income / (expenses) on reinsurance held relate to changes in discount rates, amounting to a gain of EUR 84 million (2022: loss of EUR 70 million), which is included in Fair value items.

∎	Commissions and expenses, which are included in Other income / (charges), relate to items which can cannot be directly allocated to a specific line of business and restructuring charges.

Summary of Other Selected Income Statement Items
Other selected income statement items

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

2023

Amortization of deferred expenses and future servicing rights	24	2	1	6	-	33

Depreciation	64	12	5	2	14	97

Impairment losses / (reversals) on financial assets, excluding receivables	59	-	-	-	-	59

Impairment losses / (reversals) on non- financial assets and receivables	32	-	21	-	7	60

2022

Amortization of deferred expenses and future servicing rights	34	2	3	-	-	38

Depreciation	67	11	6	2	17	103

Impairment losses / (reversals) on financial assets, excluding receivables	78	-	13	-	-	92

Impairment losses / (reversals) on non- financial assets and receivables	17	11	-	-	18	46

Summary of Number of Employees
Number of employees

Number of employees	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

2023

Number of employees - headcount	6,967	2,591	3,654	1,409	1,037	15,658

Of which Aegon’s share of employees in joint ventures and associates 1)	-	49	2,936	219	-	3,204

2022

Number of employees - headcount	6,153	2,621	4,281	1,464	958	15,478

Of which Aegon’s share of employees in joint ventures and associates	-	62	3,239	206	-	3,507

1	Excludes a.s.r. as the results of this associate is not included in Operating result

Summary of Assets and Liabilities Per Segment
Summarized assets and liabilities per segment

	Americas	United Kingdom	International	Asset manage- ment	Holding and other activities	Eliminations	Total

2023

Assets

Cash and Cash equivalents	1,042	200	106	246	2,479	-	4,074

Assets held for sale	-	432	-	-	-	-	432

Investments	161,715	102,795	1,678	176	18	-	266,382

Investments in joint ventures	-	-	1,034	397	-	-	1,430

Investments in associates	-	-	5	279	2,622	-	2,906

Reinsurance contract assets	16,563	2	5,656	-	-	(5,613)	16,608

Insurance contract assets	181	-	3	-	-	-	185

Deferred expenses	428	19	-	-	-	-	447

Other assets	6,486	1,818	183	359	8,095	(7,823)	9,118

Total assets	186,415	105,265	8,664	1,457	13,215	(13,436)	301,581

Liabilities

Reinsurance contract liabilities	396	-	211	-	-	-	608

Insurance contract liabilities	136,116	40,329	6,628	-	-	(5,626)	177,446

Investment contracts with discretionary participating features	-	21,594	-	-	-	-	21,594

Investment contracts without discretionary participating features	35,181	40,085	-	-	-	-	75,266

Liabilities held for sale / disposal groups	-	389	-	-	-	-	389

Other liabilities	11,257	1,418	219	397	3,660	(228)	16,723

Total liabilities	182,950	103,815	7,058	397	3,660	(5,854)	292,026

	Americas	The Nether- lands	United Kingdom	Interna- tional	Asset manage- ment	Holding and other activities	Elimina- tions	Total

2022

Assets

Cash and Cash equivalents	1,097	-	182	116	367	1,639	-	3,402

Assets held for sale	-	88,664	-	-	-	-	-	88,664

Investments	160,624	-	91,463	2,497	136	39	-	254,759

Investments in joint ventures	-	-	-	959	471	-	-	1,430

Investments in associates	-	11	-	20	129	16	(11)	165

Reinsurance contract assets	16,520	-	369	6,273	-	-	(6,223)	16,939

Insurance contract assets	36	-	-	-	-	-	-	36

Deferred expenses	432	-	20	-	-	-	-	452

Other assets	9,652	1,076	1,973	336	146	16,455	(14,774)	14,864

Total assets	188,362	89,751	94,007	10,201	1,249	18,148	(21,008)	380,711

Liabilities

Reinsurance contract liabilities	62	-	-	208	-	-	-	270

Insurance contract liabilities	137,195	(0)	37,621	7,570	-	-	(6,266)	176,120

Investment contracts with discretionary participating features	-	-	21,055	-	-	-	-	21,055

Investment contracts without discretionary participating features	32,788	-	32,440	-	-	-	-	65,227

Liabilities held for sale / disposal groups	-	84,183	-	-	-	-	-	84,183

Other liabilities	14,920	934	1,344	281	424	7,213	(2,196)	22,922

Total liabilities	184,965	85,117	92,460	8,059	424	7,213	(8,462)	369,777

Summary of Investments
Investments

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2023

Shares	267	16,192	23	9	-	-	16,491

Debt securities	47,547	6,916	1,295	52	-	-	55,811

Unconsolidated investment funds	92,520	74,719	173	-	-	-	167,411

Loans	10,156	2,269	3	-	18	-	12,446

Other financial assets	11,187	2,266	166	115	-	-	13,735

Investments in real estate	38	433	17	-	-	-	488
Total investments on balance sheet	161,715	102,795	1,678	176	18	-	266,382

Off-balance sheet investments third parties	225,090	135,270	3,711	195,304	-	-	559,375

Total revenue-generating investments	386,806	238,064	5,389	195,480	18	-	825,757

Investments

Financial assets measured at FVOCI

Backing insurance contracts without direct participation	42,973	-	1,439	-	-	-	44,412

Backing investment contracts without direct participation	5,854	-	-	-	-	-	5,854

Non-insurance related assets	-	-	1	97	-	-	98

Financial assets measured at FVPL

Backing direct participation insurance contracts	67,532	40,008	173	-	-	-	107,714

Backing insurance contracts without direct participation	9,696	1,243	27	-	-	-	10,967

Backing direct participation investment contracts	24,988	22,771	-	-	-	-	47,759

Backing investment contracts without direct participation	386	-	19	-	-	-	405

Non-insurance related assets	92	38,339	-	27	-	-	38,458
Financial assets measured at amortized cost	10,156	-	1	52	18	-	10,227

Investments in real estate	38	433	17	-	-	-	488
Total investments on balance sheet	161,715	102,795	1,678	176	18	-	266,382

Investments in joint ventures	-	-	1,034	397	-	-	1,430

Investments in associates	-	-	5	279	2,622	-	2,906

Other assets	24,700	2,470	5,948	606	10,575	(13,436)	30,863

Consolidated total assets	186,415	105,265	8,664	1,457	13,215	(13,436)	301,581

  214 | Annual Report on Form 20-F 2023

	Americas	The Netherlands	United Kingdom	International	Asset Manage- ment	Holding and other activities	Eliminations	Total

2022

Shares	315	-	15,518	21	7	1	-	15,863

Debt securities	51,008	-	6,455	1,864	15	-	-	59,341

Unconsolidated investment funds	89,535	-	64,776	431	-	-	-	154,741

Loans	10,406	-	2,354	14	-	38	-	12,812

Other financial assets	9,318	-	1,917	150	114	-	-	11,500

Investments in real estate	42	-	443	17	-	-	-	502

Total investments on balance sheet	160,624	-	91,463	2,497	136	39	-	254,759

Off-balance sheet investments third parties	216,060	-	122,742	3,384	141,067	-	-	483,253

Total revenue-generating investments	376,684	-	214,205	5,881	141,203	39	-	738,013

Investments

Financial assets measured at FVOCI

Backing insurance contracts without direct participation	46,665	-	-	1,900	-	-	-	48,565

Backing investment contracts without direct participation	5,482	-	-	-	-	-	-	5,482

Non-insurance related assets	-	-	-	81	96	-	-	177

Financial assets measured at FVPL

Backing direct participation insurance contracts	66,344	-	36,843	140	-	-	-	103,327

Backing insurance contracts without direct participation	8,164	-	1,083	305	-	-	-	9,552

Backing direct participation investment contracts	23,191	-	22,262	-	-	-	-	45,453

Backing investment contracts without direct participation	285	-	-	47	-	-	-	331

Non-insurance related assets	46	-	30,832	-	40	1	-	30,918

Financial assets measured at amortized cost	10,406	-	-	9	-	38	-	10,453

Investments in real estate	42	-	443	17	-	-	-	502

Total investments on balance sheet	160,624	-	91,463	2,497	136	39	-	254,759

Investments in joint ventures	-	-	-	959	471	-	-	1,430

Investments in associates	-	11	-	20	129	16	(11)	165

Other assets	27,399	89,740	2,544	6,726	513	18,094	(20,658)	124,357

Consolidated total assets	188,023	89,751	94,007	10,201	1,249	18,148	(20,669)	380,711

Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts
Insurance, reinsurance and investment contracts with discretionary participation feature

Summarized assets and liabilities per segment	Americas	United Kingdom	International	Eliminations	Total

2023

Insurance contracts

Direct participating contracts	70,436	39,687	193	-	110,315

Without direct participation contracts	65,499	642	6,393	(5,626)	66,907

Contracts measured under the PAA	-	-	39	-	39

Investment contracts with DPF

Direct participating contracts	-	21,594	-	-	21,594

Insurance contracts and investment contracts without participation features	135,934	61,922	6,625	(5,626)	198,855

Reinsurance contracts held	16,166	2	5,445	(5,613)	16,000

Summarized assets and liabilities per segment	Americas	United Kingdom	International	Eliminations	Total

2022

Insurance contracts

Direct participating contracts	69,163	36,694	187	-	106,044

Without direct participation contracts	67,996	927	6,944	(6,266)	69,600

Contracts measured under the PAA	-	-	439	-	439

Investment contracts with DPF

Direct participating contracts	-	21,055	-	-	21,055

Insurance contracts and investment contracts without participation features	137,159	58,676	7,570	(6,266)	197,139

Reinsurance contracts held	16,458	369	6,065	(6,223)	16,669